Commitments and Contingencies (Details Narrative) - Over-Allotment Option [Member] - Globallink Investment Inc [Member] - USD ($)		3 Months Ended	12 Months Ended
	Dec. 13, 2021	Mar. 31, 2024	Dec. 31, 2021	Dec. 13, 2023
Subsidiary, Sale of Stock [Line Items]
Cash underwriting discount per share	$ 0.20			$ 0.20
Underwriting fees	$ 2,300,000	$ 2,300,000	$ 2,300,000
Deferred underwriting discount price per shares	$ 0.35	$ 0.35	$ 0.35
Deferred underwriting fees	$ 4,025,000	$ 4,025,000	$ 4,025,000